Concentration, Credit and Other Risks (Detail Textuals) - Major Customers - Customer	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Legacy YOD | Revenue
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer			more than 10%
Number of customers			4
Wecast Services | Revenue
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer	more than 10%	more than 10%	more than 10%	more than 10%
Number of customers	1	1	2	2
Wecast Services | Accounts receivables
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer	more than 10%	more than 10%	more than 10%	more than 10%
Number of customers	2	2	2	3